Share-based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation

9 Share-based Compensation

Our share-based compensation plans include the long-term incentive plans and the management equity stock option plan.

Share-based compensation expense is included in the following line items in our statement of operations:

	2014	2013	2012

Cost of revenue	10	8	2
Research and development	20	13	5
Selling, general and administrative	103	67	45

	133	88	52

Long Term Incentive Plans (LTIP’s)

The LTIP was introduced in 2010 and is a broad-based long-term retention program to attract, retain and motivate talented employees as well as align stockholder and employee interests. The LTIP provides share-based compensation (“awards”) to both our eligible employees and non-employee directors. Awards that may be granted include performance shares, stock options and restricted shares. The number of shares authorized and available for awards as December 31, 2014 was approximately 4.8 million.

A charge of $123 million was recorded in 2014 for the LTIP (2013: $87 million; 2012: $44 million).

A summary of the activity for our LTIP’s during 2014 is presented below.

Stock options

The options have a strike price equal to the closing share price on the grant date. The fair value of the options has been calculated using the Black-Scholes formula, using the following assumptions:

•	an expected life of 6.25 years, calculated in accordance with the guidance provided in SEC Staff bulletin No. 110 for plain vanilla options using the simplified method, since our equity shares have been publicly traded for only a limited period of time and we do not have sufficient historical exercise data;

•	a risk-free interest rate varying from 0.8% to 2.8% (2013: 1.0% to 1.9%; 2012: 0.8% to 1.3%);

•	no expected dividend payments; and

•	a volatility of 45-50% based on the volatility of a set of peer companies. Peer company data has been used given the short period of time our shares have been publicly traded.

Changes in the assumptions can materially affect the fair value estimate.

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2014	10,245,818	22.82
Granted	945,269	63.48
Exercised	(2,759,035)	19.82
Forfeited	(483,782)	23.39

Outstanding at December 31, 2014	7,948,270	28.66	7.8	379
Exercisable at December 31, 2014	2,840,911	19.98	7.0	160

The weighted average per share grant date fair value of stock options granted in 2014 was $29.10 (2013: $17.83; 2012: $10.44).

The intrinsic value of the exercised options was $129 million (2013: $41 million; 2012: $7 million), whereas the amount received by NXP was $55 million (2013: $34 million; 2012: $9 million).

At December 31, 2014, there was a total of $62 million (2013: $67 million) of unrecognized compensation cost related to non-vested stock options. This cost is expected to be recognized over a weighted-average period of 1.8 years (2013: 2.9 years).

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2014	2,204,303	25.21
Granted	235,136	62.29
Vested	(1,037,149)	23.32
Forfeited	(78,996)	28.45

Outstanding at December 31, 2014	1,323,294	33.09

The weighted average grant date fair value of performance share units granted in 2014 was $62.29 (2013: $39.59; 2012: $23.35). The fair value of the performance share units at the time of vesting was $70 million (2013: $27 million; 2012: $1 million).

Market performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2014	1,775,000	17.54
Granted	353,549	39.29
Vested	(177,500)	17.54
Forfeited	—	—

Outstanding at December 31, 2014	1,951,049	23.27

The weighted average grant date fair value of performance share units granted in 2014 was $39.29 (2013: $17.54).

At December 31, 2014, there was a total of $42 million (2013: $44 million) of unrecognized compensation cost related to non-vested performance share units. This cost is expected to be recognized over a weighted-average period of 1.8 years (2013: 1.8 years).

Restricted share units

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2014	3,821,895	31.50
Granted	1,645,188	63.42
Vested	(1,687,895)	28.44
Forfeited	(221,451)	29.18

Outstanding at December 31, 2014	3,557,737	47.86

The weighted average grant date fair value of restricted share units granted in 2014 was $63.42 (2013: $39.23; 2012: $23.31). The fair value of the restricted share units at the time of vesting was $110 million (2013: $57 million; 2012: $21 million).

At December 31, 2014, there was a total of $140 million (2013: $98 million) of unrecognized compensation cost related to non-vested restricted share units. This cost is expected to be recognized over a weighted-average period of 1.8 years (2013: 2.4 years).

Management Equity Stock Option Plan (“MEP”)

Awards are no longer available under these plans. Current employees owning vested MEP Options may exercise such MEP Options during the five year period subsequent to September 18, 2013, subject to these employees remaining employed by us and subject to the applicable laws and regulations.

No charge was recorded in 2014 (2013: $1 million, 2012: $8 million) for options granted under the MEP.

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2014.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2014	5,401,285	24.93
Granted	—	—
Exercised	(2,485,080)	26.02
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2014	2,916,205	24.00	3.7	113
Exercisable at December 31, 2014	2,916,205	24.00	3.7	113

The intrinsic value of exercised options was $74 million (2013: $71 million; 2012: $8 million), whereas the amount received by NXP was $86 million (2013: $142 million; 2012: $6 million).

The number of vested options at December 31, 2014 was 2,916,205 (2013: 5,359,984 vested options) with a weighted average exercise price of €24.00 (2013: €24.95 weighted average exercise price).

At December 31, 2014, there was no unrecognized compensation cost related to non-vested stock options.